Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[1]	¥ 328,841	¥ 236,982	¥ (42,481)
Foreign exchange gains (losses)-net	[2],[3]	93,577	91,793	69,453
Net trading gains (losses)		422,418	328,775	26,972
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		127,242	(63,260)	(209,361)
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[4]	6,748	61,046	37,129
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[5]	37,875	(98,807)	1,777
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[6]	269	(2,076)	900
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		(1,455)	6,330	742
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 158,162	¥ 333,749	¥ 126,332

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[3]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[4]	Amounts include gains and losses on currency swaps.
[5]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[6]	Amounts do not include the net loss of ¥7,594 million, ¥754 million and ¥736 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2017, 2018 and 2019, respectively. The net loss is recorded in Other noninterest expenses.